Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Total losses available for carry forward					$ 110,500,000	$ 116,900,000
Effective income tax rate reconciliation at federal statutory income tax rate					35.00%
U.S.-sourced dividends and interest withholding tax					30.00%
Income Tax Expense, Net	1,047,000	71,000	3,244,000	146,000
United States Operations
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			4,000,000
Change in U.S. Tax Status From Partnership to Corporation
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			4,200,000
Prepayments of debt.
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			$ (5,000,000)